Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Payments of cash dividends	₩ (804,317)	₩ (773,806)	₩ (904,020)
Payments of interest on hybrid bonds	(19,800)	(17,283)	(14,766)
Acquisition of treasury shares	(15,788)	(285,487)
Proceeds of hybrid bonds		398,509
Redemption of hybrid bonds		(400,000)
Cash inflow from transactions with the non-controlling shareholders	15,717	160
Cash outflow from transactions with the non-controlling shareholders	(133,393)	(21,333)
Cash flow from other financing activities	(957,581)	(1,099,240)
Cash flows from financing activities	₩ (1,809,853)	₩ (2,020,990)	₩ (1,349,882)